Subsequent events (Details Textual) ¥ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment | $		$ 1,204	$ 11,452	$ 80,748
Scenario, Forecast [Member] | Principal Office [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment | ¥	¥ 46